INVENTORIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
INVENTORIES (Details) [Line Items]
Carrying values of pledged assets	$ 1,747,050	$ 2,088,319
Net realized value of inventories	0	0
Impairment provision of inventories	0	0
Inventory [Member]
INVENTORIES (Details) [Line Items]
Carrying values of pledged assets	$ 0	$ 0